Shareholders Equity - 3 months ended Sep. 23, 2018 - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Treasury Stock	Total
Beginning balance, shares at Jun. 24, 2018	15,047			(7,119)
Beginning balance, value at Jun. 24, 2018	$ 222	$ 33,206	$ (2,493)	$ (24,636)	$ 6,299
ASC 606 Cumulative Adjustment			(1,622)		(1,622)
Stock compensation expense		101			101
Conversion of senior notes, net, value
Issuance of common stock	24	36			36
Net lncome			$ 108		$ 108
Ending balance, shares at Sep. 23, 2018	15,071			(7,119)
Ending balance, value at Sep. 23, 2018	$ 222	$ 33,343	$ (4,007)	$ (24,636)	$ 4,922